Income Taxes (Table)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Tax Effect of Significant Temporary Differences Representing Deferred Tax Assets and Liabilities

At December 31, 2020 and 2019, the tax effect of significant temporary differences representing deferred tax assets and liabilities are as follows:

	Year Ended December 31,
(Amounts in 000's)	2020	2019
Net deferred tax asset (liability):
Allowance for doubtful accounts	$301	$52
Accrued expenses	684	661
Net operating loss carry forwards	17,927	17,464
Property, equipment & intangibles	(2,712)	(2,403)
Stock based compensation	210	211
Self-Insurance Reserve	46	113
Interest Expense - Limited under 163(j)	1,868	2,391
Total deferred tax assets	18,324	18,489
Valuation allowance	(18,324)	(18,489)
Net deferred tax liability	$—	$—

Schedule of Differences Between Income Taxes Computed at the Federal Statutory Rate and the Provision for Income Taxes

The items accounting for the differences between income taxes computed at the federal statutory rate and the provision for income taxes are as follows:

	Year Ended December 31,
	2020	2019
Federal income tax at statutory rate	21.0%	21.0%
State and local taxes	(38.7)%	1.9%
Nondeductible expenses	0.1%	0.2%
Change in valuation allowance	23.9%	(24.2)%
Deferred Tax Adjustments - NOL Expirations	(6.3)%	—
Other	—	1.1%
Effective tax rate	0.0%	0.0%